UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: JUNE 30, 2018                 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG SouthernSun Small Cap Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2018

	Shares	Value
Common Stocks - 95.5%
Consumer Discretionary - 17.9%
Extended Stay America, Inc.	685,293	$14,809,182
Murphy USA, Inc.*	190,971	14,187,236
Polaris Industries, Inc.	101,605	12,414,099
Thor Industries, Inc.	120,778	11,762,569
Total Consumer Discretionary		53,173,086
Consumer Staples - 9.5%
Darling Ingredients, Inc.*	948,738	18,860,912
Sanderson Farms, Inc.	89,635	9,425,120
Total Consumer Staples		28,286,032
Energy - 6.4%
Newfield Exploration Co.*	621,532	18,801,343
Health Care - 8.2%
Centene Corp.*	84,370	10,395,228
Hill-Rom Holdings, Inc.	158,734	13,863,827
Total Health Care		24,259,055
Industrials - 43.4%
Actuant Corp., Class A	566,226	16,618,733
Aegion Corp.*	540,775	13,924,956
AGCO Corp.	172,855	10,495,756
The Brink’s Co.	215,560	17,190,910
Clean Harbors, Inc.*	318,596	17,698,008
Dycom Industries, Inc.*,1	93,016	8,790,942
Federal Signal Corp.	625,248	14,562,026
The Timken Co.	337,940	14,717,287
Trinity Industries, Inc.	427,852	14,658,209
Total Industrials		128,656,827
Information Technology - 10.1%
Belden, Inc.[1]	110,185	6,734,507
Broadridge Financial Solutions, Inc.	85,403	9,829,885
Diebold Nixdorf, Inc.[1]	831,347	9,934,597
Travelport Worldwide, Ltd. (United Kingdom)	187,375	3,473,933
Total Information Technology		29,972,922
Total Common Stocks (Cost $225,405,441)		283,149,265

	Principal Amount	Value
Short-Term Investments - 7.3%
Joint Repurchase Agreements - 2.3%[2]
Citibank N.A., dated 06/29/18, due 07/02/18, 2.120% total to be received $1,615,561 (collateralized by various U.S. Government Agency Obligations, 2.405% - 6.000%, 04/01/24 - 04/01/48, totaling $1,647,582)	$1,615,276	$1,615,276
Deutsche Bank Securities, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $1,615,561 (collateralized by various U.S. Government Agency Obligations, 0.000% -7.250%, 07/27/18 - 09/06/44, totaling $1,647,582)	1,615,276	1,615,276
National Bank Financial, dated 06/29/18, due 07/02/18, 2.010% total to be received $1,615,547 (collateralized by various U.S. Treasuries, 0.000% - 6.000%, 09/06/18 -09/09/49, totaling $1,647,582)	1,615,276	1,615,276
NatWest Markets PLC, dated 06/29/18, due 07/02/18, 2.090% total to be received $339,755 (collateralized by various U.S. Treasuries, 2.500% - 6.625%, 05/15/20 - 05/15/46, totaling $346,493)	339,696	339,696
RBC Dominion Securities, Inc., dated 06/29/18, due 07/02/18, 2.110% total to be received $1,615,560 (collateralized by various U.S. Government Agency Obligations, 3.000% -7.000%, 11/01/36 - 06/01/48, totaling $1,647,582)	1,615,276	1,615,276
Total Joint Repurchase Agreements		6,800,800

	Shares
Other Investment Companies - 5.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85%[3]	14,881,627	14,881,627
Total Short-Term Investments (Cost $21,682,427)		21,682,427
Total Investments - 102.8% (Cost $247,087,868)		304,831,692
Other Assets, less Liabilities - (2.8)%		(8,218,399)
Net Assets - 100.0%		$296,613,293

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $6,620,824 or 2.2% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

1

AMG SouthernSun Small Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$283,149,265	—	—	$283,149,265
Short-Term Investments
Joint Repurchase Agreements	—	$6,800,800	—	6,800,800
Other Investment Companies	14,881,627	—	—	14,881,627

Total Investments in Securities	$298,030,892	$6,800,800	—	$304,831,692

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

2

AMG SouthernSun U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2018

	Shares	Value
Common Stocks - 96.8%
Consumer Discretionary - 22.1%
Extended Stay America, Inc.	1,561,542	$33,744,923
Hanesbrands, Inc.[1]	1,530,919	33,710,836
Murphy USA, Inc.*	436,157	32,402,104
Polaris Industries, Inc.	240,305	29,360,465
Thor Industries, Inc.	276,514	26,929,698
Total Consumer Discretionary		156,148,026
Consumer Staples - 6.2%
Darling Ingredients, Inc.*	2,211,284	43,960,326
Energy - 6.0%
Newfield Exploration Co.*	1,408,410	42,604,402
Health Care - 5.5%
Centene Corp.*	313,165	38,585,060
Industrials - 35.7%
AGCO Corp.	415,488	25,228,431
The Brink’s Co.	496,770	39,617,408
Clean Harbors, Inc.*	761,358	42,293,437
Dycom Industries, Inc.*	220,294	20,819,986
Flowserve Corp.[1]	650,548	26,282,139
IDEX Corp.	196,353	26,798,258
The Timken Co.	834,666	36,349,704
Trinity Industries, Inc.	1,026,197	35,157,509
Total Industrials		252,546,872
Information Technology - 17.8%
Broadridge Financial Solutions, Inc.	230,078	26,481,978
CommScope Holding Co., Inc.*	595,398	17,388,598
Diebold Nixdorf, Inc.[1]	1,256,147	15,010,956
Knowles Corp.*	1,977,080	30,249,324
The Western Union Co.	1,802,981	36,654,604
Total Information Technology		125,785,460
Materials - 3.5%
WestRock Co.	439,937	25,085,179
Total Common Stocks (Cost $594,558,109)		684,715,325

	Principal Amount	Value
Short-Term Investments - 6.3%
Joint Repurchase Agreements - 3.7%[2]
National Bank Financial, dated 06/29/18, due 07/02/18, 2.010% total to be received $6,152,058 (collateralized by various U.S. Treasuries, 0.000% - 6.000%, 09/06/18 - 09/09/49, totaling $6,274,050)	$6,151,028	$6,151,028
NatWest Markets PLC, dated 06/29/18, due 07/02/18, 2.090% total to be received $1,293,810 (collateralized by various U.S. Treasuries, 2.500% - 6.625%, 05/15/20 - 05/15/46, totaling $1,319,469)	1,293,585	1,293,585
Nomura Securities International, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $6,152,115 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 07/15/18 - 05/20/68, totaling $6,274,049)	6,151,028	6,151,028
RBC Dominion Securities, Inc., dated 06/29/18, due 07/02/18, 2.110% total to be received $6,152,110 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.000%, 11/01/36 - 06/01/48, totaling $6,274,049)	6,151,028	6,151,028
State of Wisconsin Investment Board, dated 06/29/18, due 07/02/18, 2.300% total to be received $6,152,207 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/19 - 02/15/48, totaling $6,274,095)	6,151,028	6,151,028
Total Joint Repurchase Agreements		25,897,697

	Shares
Other Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85%[3]	18,621,298	18,621,298
Total Short-Term Investments (Cost $44,518,995)		44,518,995
Total Investments - 103.1% (Cost $639,077,104)		729,234,320
Other Assets, less Liabilities - (3.1)%		(22,236,296)
Net Assets - 100.0%		$706,998,024

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $25,095,313 or 3.6% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

3

AMG SouthernSun U.S. Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$684,715,325	—	—	$684,715,325
Short-Term Investments
Joint Repurchase Agreements	—	$25,897,697	—	25,897,697
Other Investment Companies	18,621,298	—	—	18,621,298

Total Investments in Securities	$703,336,623	$25,897,697	—	$729,234,320

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

4

AMG SouthernSun Global Opportunities Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2018

	Shares	Value
Common Stocks - 86.3%
Consumer Discretionary - 16.0%
De’ Longhi S.P.A. (Italy)	5,021	$141,982
Extended Stay America, Inc. (United States)	6,850	148,029
Pendragon PLC (United Kingdom)	392,396	126,618
Polaris Industries, Inc. (United States)	1,185	144,783
Total Consumer Discretionary		561,412
Consumer Staples - 12.2%
Bakkafrost P/F (Faroe Islands)	3,659	202,782
Darling Ingredients, Inc. (United States)*	11,314	224,922
Total Consumer Staples		427,704
Energy - 5.9%
Newfield Exploration Co. (United States)*	6,897	208,634
Financials - 9.4%
American Express Co. (United States)	1,048	102,704
Bangkok Bank PCL (Thailand)	22,218	132,950
Discover Financial Services (United States)	1,336	94,068
Total Financials		329,722
Health Care - 5.7%
Centene Corp. (United States)*	1,624	200,093
Industrials - 27.9%
AGCO Corp. (United States)	1,800	109,296
Brenntag AG (Germany)	2,047	113,735

	Shares	Value
The Brink’s Co. (United States)	2,589	$206,473
Bunzl PLC (United Kingdom)	3,762	113,616
Clean Harbors, Inc. (United States)*	3,707	205,924
Localiza Rent a Car, S.A. (Brazil)	14,364	87,650
SKF AB, Class B (Sweden)	7,566	140,064
Total Industrials		976,758
Information Technology - 9.2%
Spectris PLC (United Kingdom)	2,281	78,371
Travelport Worldwide, Ltd. (United Kingdom)	3,842	71,231
The Western Union Co. (United States)	8,553	173,882
Total Information Technology		323,484
Total Common Stocks (Cost $2,587,606)		3,027,807
Short-Term Investments - 13.4%
Other Investment Companies - 13.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[1]	468,113	468,113
Total Short-Term Investments (Cost $468,113)		468,113
Total Investments - 99.7% (Cost $3,055,719)		3,495,920
Other Assets, less Liabilities - 0.3%		11,118
Net Assets - 100.0%		$3,507,038

*	Non-income producing security.
[1]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

5

AMG SouthernSun Global Opportunities Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$609,343	$367,415	—	$976,758
Consumer Discretionary	419,430	141,982	—	561,412
Consumer Staples	224,922	202,782	—	427,704
Financials	196,772	132,950	—	329,722
Information Technology	245,113	78,371	—	323,484
Energy	208,634	—	—	208,634
Health Care	200,093	—	—	200,093
Short-Term Investments
Other Investment Companies	468,113	—	—	468,113

Total Investment in Securities	$2,572,420	$923,500	—	$3,495,920

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of June 30, 2018, the Fund had transfers between level 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	—	$(143,705)	$143,705	—

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

Country	% of Long-Term Investments
Brazil	2.9
Faroe Islands	6.7
Germany	3.7
Italy	4.7
Sweden	4.6
Thailand	4.4
United Kingdom	12.9
United States	60.1

100.0

6

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

7

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: August 21, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: August 21, 2018